Statements of Net Assets Available for Benefits - EBP 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Investments, at fair value	$ 64,812,290	$ 55,855,971
Notes receivable from participants	780,254	923,592
Investment income receivable	16,869	18,376
Participant Contributions receivable	23,291	9,576
Company, net of forfeitures	473,417	541,256
Total assets	66,106,121	57,348,771
LIABILITIES
Accrued expenses	3,522	3,459
Total liabilities	3,522	3,459
Net assets available for benefits	$ 66,102,599	$ 57,345,312